Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Basis of Presentation and Consolidation
(a)
Basis of presentation and consolidation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S.GAAP”).

Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.
Principles of Consolidation
(b)
Principles of consolidation and deconsolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIEs and VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary in each instance.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiaries, through Contractual Agreements, has the power to direct activities, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the consolidated VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

The Company deconsolidates its subsidiaries or business in accordance with Accounting Standards Codification 810 (“ASC 810”) as of the date the Company ceased to have a controlling financial interest in the subsidiaries.

The Company accounts for the deconsolidation of its subsidiaries or business by recognizing a gain or loss in net (loss)/income attributable to the Company in accordance with ASC 810. This gain or loss is measured at the date the subsidiaries are deconsolidated as the difference between (a) the aggregate of the fair value of any consideration received, the fair value of any retained non-controlling interest in the subsidiaries being deconsolidated, and the carrying amount of any non-controlling interest in the subsidiaries being deconsolidated, including any accumulated other comprehensive income/loss attributable to the non-controlling interest and (b) the carrying amount of the assets and liabilities of the subsidiaries being deconsolidated.

Business Combination and Non-controlling Interests
(c)
Business combination and non-controlling interests

The Company accounts for its business combinations using the acquisition method of accounting. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the Consolidated Statements of Operations and Comprehensive (Loss)/Income. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Consolidated Statements of Operations and Comprehensive (Loss)/Income.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the Consolidated Statements of Operations and Comprehensive (Loss)/Income.

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary or consolidated VIE, the Company deconsolidates the subsidiary or consolidated VIE from the date control is lost. Any retained non-controlling investment in the former subsidiary or consolidated VIE is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary or consolidated VIE.

For the Company’s majority-owned subsidiaries, the consolidated VIEs and the VIEs’ subsidiaries, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group’s Consolidated Balance Sheets and have been separately disclosed in the Group’s Consolidated Statements of Operations and Comprehensive (Loss)/Income to distinguish the interests from that of the Company.
Use of Estimates
(d)
Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Accounting estimates are used for, but not limited to, fair value of available-for-sale debt securities, allowance for current expected credit loss, assessment for impairment of long-lived assets and useful lives of intangible assets and property and equipment. Actual results may differ materially from those estimates.
Foreign Currency Translation
(e)
Foreign currency translation

The Company’s reporting currency is Renminbi (“RMB”). The functional currency of the Group’s entities incorporated in Cayman Islands and Hong Kong, China (“HK”) is the United States dollars (“US$”). The Group’s PRC subsidiaries, consolidated VIEs and VIEs’ subsidiaries determined their functional currency to be RMB.

Transactions denominated in currencies other than the relevant functional currency are translated into the functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of other income, net in the Consolidated Statements of Operations and Comprehensive (Loss)/Income. Total foreign exchange gains/(losses) were a gain of RMB46, a loss of RMB183 and a loss of RMB1,727 for the years ended March 31, 2024, 2025 and 2026, respectively.

The financial statements of the Group entities that use US$ as functional currency are translated from the functional currency into RMB for preparation of the consolidated financial statements of the Group. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive (loss)/income as a component of shareholders’ equity. Total foreign currency translation adjustments recorded in the Group’s other comprehensive (loss)/income were a gain of RMB3,675, a gain of RMB526 and a loss of RMB2,695 for the years ended March 31, 2024, 2025 and 2026, respectively.
Convenience Translation
(f)
Convenience translation

Translations of the Consolidated Balance Sheets, the Consolidated Statements of Operations and Comprehensive (Loss)/Income and the Consolidated Statements of Cash Flows from RMB into US$ as of and for the year ended March 31, 2026 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.8980, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on March 31, 2026. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on March 31, 2026, or at any other rate.

Fair Value Measurement
(g)
Fair value measurement

Financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities measured at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
•
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
•
Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future cash flows to a single present value amount. The measurement is based on the value indicated by current market expectations about those future cash flows. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, loan receivables, other receivables, amounts due from related parties, operating lease liabilities, accounts payable, amounts due to related parties, accruals and other current liabilities, long-term investments. The carrying amounts of these financial instruments, except for long-term investments, approximate their fair values because of their generally short-term maturities.
Cash and Cash Equivalents
(h)
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, deposits held by financial institutions as well as highly liquid investments, which have original maturities of three months or less and are readily convertible to known amount of cash.
Restricted Cash
(i)
Restricted cash
Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the Consolidated Balance Sheets. The Group’s restricted cash mainly represents deposits held in designated bank accounts as security for payment processing. Restricted cash with an expected collection period within one year is classified as current assets in the Consolidated Balance Sheets. Restricted cash is included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the Consolidated Statement of Cash Flows.
Short-term Investments
(j)
Short-term investments

Short-term investments are comprised of (i) held-to-maturity investments which are due in one year and stated at amortized cost, (ii) investments in wealth management products issued by banks and other financial institutions, primarily with the pre-agreed fixed interest rate or variable interest rates and with original maturities within one year, and (iii) equity securities with readily determinable fair value. Equity securities that have readily determinable fair values are measured at fair value, with changes in fair value reported through earnings. The held-to-maturity investments and wealth management products are generally not permitted to be redeemed early or are subject to penalties for redemption prior to maturity. As of March 31, 2025 and 2026, the held-to-maturity investments held by the Group were RMB7,254 and nil, respectively.

Expected Credit Losses	Expected credit losses

In 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group adopted this ASC Topic 326 and several associated ASUs on April 1, 2023 using a modified retrospective approach with a cumulative effect recorded as increase of accumulated deficit and non-controlling interests with amount of RMB1,707, net of tax.

The Group’s loan receivables, deposits, other receivables and amounts due from related parties are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of its customers and the related receivables, deposits and other receivables, and amounts due from related parties which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered.

For the year ended March 31, 2024, the Group recorded RMB787 expected credit loss expense in general and administrative expenses, including provisions of RMB2,649, which was offset by gains of RMB1,862 from the collection of previously written-off receivables.

For the year ended March 31, 2025, the Group recorded RMB6,142 expected credit loss expense in general and administrative expenses, including provisions of RMB7,344, which was offset by gains of RMB1,202 from the collection of previously written-off receivables.

For the year ended March 31, 2026, the Group recorded negative RMB570 expected credit loss expense in general and administrative expenses, including reversal of RMB17 and gains of RMB553 from the collection of previously written-off receivables.

The following table summarized the movement of allowance for credit losses:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Balance at the beginning of year	(30,605)	(6,373)	(13,556)
Cumulative effect of adoption of new accounting standard	(1,707)	—	—
(Provisions)/Reversals	(2,649)	(7,344)	17
Write-offs	28,588	161	16
Deconsolidation of a subsidiary	—	—	851
Balance at the end of year	(6,373)	(13,556)	(12,672)

Loan Receivables, Net
(l)
Loan receivables, net

Loan receivables represent the funds extended by the Group to qualified merchants and users through its factoring arrangements. The loan periods generally range from 1 month to 12 months. The loan receivables are measured at amortized cost and net of allowance for current expected credit losses.

If the loan receivable with allowance for current expected credit losses is subsequently collected, the previously recognized allowance for current expected credit losses is reversed. The amount of reversal is recognized in the Consolidated Statements of Operations and Comprehensive (Loss)/Income.

Inventories, Net
(m)
Inventories
Inventories, consisting of products available for sale, are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased. Write downs recorded in the Consolidated Statements of Operations and Comprehensive (Loss)/Income for the years ended March 31, 2024, 2025 and 2026 were immaterial.
Property and Equipment, Net
(n)
Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Building	20-46 years
Electronic equipment	3 years
Furniture and office equipment	5 years
Computer software	3-10 years
Vehicles	5 years
Leasehold improvements	Shorter of the expected use life or the lease term

Repairs and maintenance costs are charged to expense as incurred. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the Consolidated Statements of Operations and Comprehensive (Loss)/Income.

The Group recorded impairment charges for property and equipment, net of nil, RMB17,953 and nil (Note 10) for the years ended March 31, 2024, 2025 and 2026, respectively.

Intangible Assets, Net
(o)
Intangible assets, net

Intangible assets purchased from third parties are initially recorded at cost. The Group performs a valuation of the identifiable intangible assets acquired in a business combination to determine the relative fair value to be assigned to each asset acquired. The intangible assets are amortized using the straight-line method or other method which reflects the pattern in which the asset’s economic benefits are consumed over the estimated economic useful lives of the assets.

The estimated useful lives of intangible assets are as follows:

Domain name	5-20 years
Trademarks	4-10 years
Insurance agency license	20 years
Broadcasting license	4-5 years
Buyer and customer relationship	5 years
Brand	2-8 years
Technology	2-5 years
Strategic business resources	3-5 years

The Group recorded impairment charges for intangible assets of RMB9,945, nil and nil (Note 11) for the years ended March 31, 2024, 2025 and 2026, respectively.
Crypto asset
(p)
Crypto asset

The Group holds crypto assets primarily for investment and treasury purposes since April 1, 2025 and adopted ASU 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets. crypto assets are initially recorded at cost, including acquisition-related fees, and remeasured to fair value at each reporting date using the quoted price in the principal market for each token (Level 1 input under ASC 820). Gains and losses from the remeasurement of crypto assets at fair value are reflected in “Fair value changes of crypto assets” in the Consolidated Statements of Operations and Comprehensive (Loss)/Income. Gains and losses from the disposition of crypto assets are measured as the difference between the sale proceeds and the cost basis of crypto assets which is determined on a first-in-first-out basis, and are also reflected in “Fair value changes of crypto assets” in the Consolidated Statements of Operations and Comprehensive (Loss)/Income. For the year ended March 31, 2026, the Group recognized loss in fair value changes of crypto assets of RMB3,789.

Investments
(q)
Investments

The Group’s investments include equity method investments, equity securities without readily determinable fair values and available-for-sale security investments.

The Group has investments in privately held companies. The Group applies the equity method of accounting to account for an equity investment, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control.

An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

Under the equity method, the Group’s share of the post-acquisition profits or losses of the equity investee are recorded in share of results of equity investee in the Consolidated Statements of Operations and Comprehensive (Loss)/Income. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee represents goodwill and intangible assets acquired. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee. If the investee subsequently reports earnings the Group resumes applying the equity method by only recognizing such income to the extent it exceeds previously unrecognized cumulative losses.

The Group elects to use the measurement alternative to the fair value measurement for the equity securities without readily determinable fair values, under which these investments are measured at cost, less any impairment, plus or minus observable price changes of an identical or similar investment of the same issuer with the fair value change recorded in the Consolidated Statements of Operations and Comprehensive (Loss)/Income. For these equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity recognizes an impairment loss equal to the difference between the carrying value and fair value in the Consolidated Statements of Operations and Comprehensive (Loss)/Income .

Investments in debt securities are accounted for as available-for-sale debt security investments, and are carried at estimated fair value with the aggregate unrealized gains and losses related to these investments, net of taxes, reported through other comprehensive income. Realized gains or losses are charged to earnings during the period in which the gains or losses are realized. Gain or losses are realized when such investments are sold or when dividends are declared or payments are received or when other than temporarily impaired.

Currently, the maturities for debt securities the Group held are longer than 12 months and the Company does not expect to convert securities to cash within one year.

The Group continually reviews its investments to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the investment is written down to fair value.
Impairment of Long-lived Assets
(r)
Impairment of long-lived assets
Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.
Short-term borrowings
(s)
Short-term borrowings
Borrowings are recognized initially at fair value, net of debt discounts or premiums, debt issuance costs and other incidental fees. Debt discounts or premiums, debt issuance costs and other incidental fees are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the Consolidated Statements of Operations and Comprehensive (Loss)/Income over the estimated term of the facilities using the effective interest method. As of March 31, 2025 and 2026, the Company had no short-term borrowings.
Revenue Recognition
(t)
Revenue recognition

The Group adopted ASC Topic 606, “Revenue from Contracts with Customers” for all periods presented. Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services.

To achieve that core principle, the Group applies the five steps as defined under Topic 606. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate units of accounting. The Group allocates the transaction price to each performance obligation based on the relative standalone selling price of the goods or services provided. Revenue is recognized upon transfer of control of promised goods or services to a customer.

Revenue is recorded net of value-added-tax.

Revenue recognition policies for each type of revenue stream are analyzed as follows:

Commission revenues

The Group operates its online platform as a marketplace for merchants to sell their merchandise to the users. When the transactions are completed on the Group’s platform, the Group charges merchants commissions at their respective agreed percentage of the amount of merchandise sold by merchants. The Group has determined that services to enable the successful merchandise transactions on the Group’s marketplace is the Company’s performance obligation. The merchandise transactions are deemed completed (with related commission revenue earned) upon users’ acceptance of merchandise. The Group does not control the underlying merchandise provided by merchants before they are transferred to users, as the Group is not responsible for fulfilling the promise to provide the merchandise to users and has no inventory risk before the merchandise are transferred to the users or after the control is transferred to the users. In addition, the Group has no discretion in establishing prices of the merchandise provided by merchants. Revenues are recognized on a net basis by the Group as an agent to the extent of the commission the Group earns at the point of users’ acceptance of merchandise.

Commission fees are refundable if and when users return the merchandise to merchants and the refund is recognized as variable consideration. The Group determines the amount of consideration to which the Group expects to be entitled subject to constraint that it is probable that a significant reversal in the cumulative amount of revenue recognized will not occur when the uncertainty is resolved. The Group recognizes the amounts received for which the Group does not expect to be entitled as a refund liability when it transfers service to merchants as an agent.

Financing solutions revenues

Financing solutions include loans to users and merchants through factoring arrangements. The Group extends loans to users by making payments to merchants on behalf of users. In this manner, the Group purchases merchants’ receivables due from respective users without recourse and charges a service fee to users based on the principal and repayment terms. The Group also extends loans to merchants by purchasing their accounts receivables from users with recourse and charges a service fee to merchants based on the principal. The Group records loan receivables when the cash is advanced to the users or merchants. The service fees are recognized over the term of loans.

Financing solutions also include the services to facilitate the financial institutions to provide loans to merchants and users through the Group’s online platform and services to manage repayments. The service fees are charged to the borrowers based on agreed rates of the principal and are allocated between facilitation service and repayment management service in the same transaction based on the relative standalone selling price of each. Revenue is recognized when the fund is drawn down by the borrowers for the facilitation service and over the financing period on a straight-line basis for the repayment management service.

Technology services revenues

The Group provides technology services to individual customers and corporate customers who operate through the Group’s online platform and third-party platforms. Fees are fixed or charged as agreed percentages of the amount of the successful transactions of the customers. Majority of revenue from technology services is recognized when the services are rendered, ratably over the period during which the services are provided, and insignificant amount of revenue from technology service is recognized upon the completion of successful transactions.

Other revenues

Other revenues are mainly comprised of the revenues from: (i) marketing services to merchants and brand partners that enable them promote their products in designated areas on the Group’s platform directly or through KOLs on social network platforms, with revenue recognized at point of users’ acceptance of merchandise on network platforms; (ii) talent management service that the Group provides service to online platform operator inclusive of the recommendation of online entertainers to deliver live stream, management of online entertainers, training of online entertainers and monitoring of live stream content, etc., with revenue recognized ratably over the service period; (iii) promotion services that the Group provides to financial institutions, with revenue recognized ratably over the service period; (iv) logistical services provided to merchants and users, with revenue recognized at point of merchants’ shipment of merchandise or at point of users’ return of merchandise; and (v) other services, with revenue recognized when the services are rendered.

Contract balance

Payment terms are established on the Group’s pre-established credit requirements based upon an evaluation of customers’ credit. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes accounts receivable included in “prepayments, receivables and other current assets” in its consolidated balance sheets when it performs a service in advance of receiving consideration and it has the unconditional right to receive consideration. A contract asset is recorded when the Group has transferred services to the customer before payment is received or is due. As of March 31, 2026, the Group did not record contract assets.

The Group records deferred revenue when cash payments are received in advance of revenue recognition in accordance with the terms of the underlying contracts where the service period has not yet commenced but will commence in the near future. Deferred revenue is recognized when, or as, performance obligations are satisfied. Revenue recognized that was included in deferred revenue balance at the beginning of the year were RMB4,976 for the year ended March 31,2026.

The Group has elected the practical expedient not to disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one year or less.
User Incentives
(u)
User incentives

In order to promote its online platform and attract more registered users, from time to time, the Group at its own discretion issues vouchers in various forms to users without any concurrent transactions in place or any substantive action needed from the recipient. These vouchers can be used in purchase of goods in a broad range of merchants as an immediate discount of their next purchase, some of which can only be used when the purchase amount exceeds pre-defined threshold. The Group settles with the merchants in cash for the vouchers used by the users. As the users are required to make future purchases of the merchants’ merchandises to redeem the vouchers, the Group recognizes the amounts of redeemed vouchers as marketing expenses when future purchases are made. During the years ended March 31, 2024, 2025 and 2026, the Group recorded marketing expenses related to the vouchers of RMB17,620, RMB16,362 and RMB14,408, respectively.

Cost of Revenue
(v)
Cost of revenue
Cost of revenue is comprised of primarily payroll costs including share-based compensation expenses, information technology related expenses, outsourcing costs, talent management service costs, cost of inventory, payment handling costs, depreciation expenses, rental expenses, warehousing and logistic expenses and other costs.
Sales and Marketing Expenses
(w)
Sales and marketing expenses
Sales and marketing expenses are comprised primarily of promotion expenses, payroll costs including share-based compensation expenses, depreciation expenses and other daily expenses which are related to the sales and marketing departments.
Research and Development Expenses
(x)
Research and development expenses

Research and development expenses are expensed as incurred and primarily consist of staff costs including share-based compensation expenses, rental expenses and other expenses. The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and mobile applications or the development of software, mobile application and website content.

General and Administrative Expenses
(y)
General and administrative expenses

General and administrative expenses consist of staff costs including share-based compensation expenses, expected credit loss expenses and related expenses for employees involved in general corporate functions, including accounting, finance, tax, legal and human relations; and costs associated with use by these functions of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses.

Government Grants
(z)
Government grants
Government grants represent cash subsidies received from the PRC government. Cash subsidies which have no conditions that need to be satisfied to fully realize the subsidies are recognized as other income when received. Total government grants income were RMB3,532, RMB2,591 and RMB6,706 for the years ended March 31, 2024, 2025 and 2026, respectively.
Leases
(aa)
Leases

The Group determines if an arrangement is a lease at inception. The Group has no existing finance leases for each of periods presented. Operating leases are primarily for office facilities and are included in right-of-use (“ROU”) assets and operating lease liabilities on its consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As the implicit rate in lease is not readily determinable for the Group’s operating leases, the Group uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The incremental borrowing rate for a lease is determined by the rate of interest the Group would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. After the lease commencement date, right-of-use assets are amortized by the difference between the straight-line lease expenses, and the accretion of interest on the operating lease liabilities each period over the lease term. Operating lease liabilities are increased to reflect the accretion of interest and reduced for the lease payment made.

Share-based Compensation	(ab) Share-based compensation

The Company grants restricted share units (“RSUs”) and share options of the Company to eligible employees, non-employee consultants and accounts for these share-based awards in accordance with ASC 718 Compensation — Stock Compensation.

Employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using the straight-line method, net of actual forfeitures, over the requisite service period, which is the vesting period.

All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Before the Group’s IPO, the fair value of the RSUs was assessed using the income approach/discounted cash flow method, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment required complex and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. After the IPO, the fair value of the RSUs is determined based on the quoted market price of ordinary shares on the grant date.

In addition, the binomial option-pricing model is used to measure the value of share options. The determination of the fair value of share options is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and nonemployee share option exercise behavior, risk-free interest rates and expected dividend yield. Binomial option-pricing model incorporates the assumptions about grantees’ future exercise patterns. The fair value of these awards was determined with the assistance from an independent valuation firm using management’s estimates and assumptions.

The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.

In accordance with ASU 2016-09, the Group makes an entity-wide accounting policy election to account for forfeitures when they occur.

Treasury Stock	(ac) Treasury stock

On May 14, 2024, the board of directors of the Company approved a share repurchase program where the Company is authorized to repurchase up to US$8 million of its shares, effective until May 12, 2025.

Each one of ADSs represents 300 class A ordinary share. The share repurchases may be made from time to time in the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. The Company’s board of directors will review the share repurchase program periodically and may authorize adjustment of its terms and size. The Company expects to fund repurchases made under this program from its existing funds.

These repurchased ADSs/Class A ordinary shares are recorded as treasury stock and are accounted for under the cost method. Under the cost method, when the Company’s shares are acquired for purposes other than retirement, the costs of the acquired stock are shown separately as a deduction from the total of capital stock. No repurchased ordinary shares have been retired. Up to March 31, 2024, 110,434,025 Class A ordinary shares were repurchased with a total consideration of US$6,294 (RMB41,950), at a weighted average price of US$0.06 per share in open market, and 161,960,075 outstanding Class A ordinary shares were repurchased with a total consideration of US$13,799 (RMB95,496), at a weighted average price of US$0.09 per share from certain shareholders. Up to March 31 2025 and March 31 2026, 125,757,425 Class A ordinary were repurchased with a total consideration of US$6,411 (RMB42,773), at a weighted average price of US$0.05 per share in open market, and 161,960,075 outstanding Class A ordinary shares were repurchased with a total consideration of US$13,799 (RMB95,496), at a weighted average price of US$0.09 per share from certain shareholders. For the year ended March 31, 2024, 2025 and 2026, nil, 15,323,400 and nil ordinary shares were repurchased, respectively.

Employee Benefits	(ad) Employee benefits Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefit expenses, which were expensed as incurred, were RMB20,134, RMB19,906 and RMB20,569 for the years ended March 31, 2024, 2025 and 2026, respectively.
Taxation	(ae) Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes of a change in tax rates is recognized in the Consolidated Statements of Operations and Comprehensive (Loss)/Income in the period that the change is enacted in the respective jurisdiction. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Deferred income taxes are classified as non-current in the Consolidated Balance Sheets.

Uncertain tax positions

The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the-more-likely-than-not recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized in the period in which they are identified. The Group’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense. As of March 31, 2025 and 2026, the Group did not have any significant unrecognized uncertain tax positions (Note 15).

Statutory Reserves	(af) Statutory reserves

In accordance with China’s Company Laws, the Company’s consolidated VIEs and VIEs’ subsidiaries in PRC must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiary that is a foreign investment enterprise in China have to make appropriations from their after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

The Group has made nil, RMB3,374 and RMB2,757 appropriations to the statutory surplus fund and other reserve funds for the years ended March 31, 2024, 2025 and 2026, respectively. The Company’s other subsidiaries and consolidated VIEs and VIEs’ subsidiaries in China were each in accumulated loss positions.
Comprehensive Income/(Loss)	(ag) Comprehensive (loss)/income Comprehensive (loss)/income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. The Group’s comprehensive (loss)/income includes net income/(loss), unrealized fair value changes of available-for-sale debt security investments, and foreign currency translation adjustments. The Group recognizes foreign currency translation adjustments and unrealized fair value changes of available-for-sale debt security investments as other comprehensive (loss)/income. There are no tax adjustments to arrive at other comprehensive (loss)/income on a net of tax basis.
Net Income/(Loss) Per Share	(ah) Net (loss)/income per share Basic net (loss)/income per share is computed by dividing net (loss)/income attributable to holders of ordinary shares, by the weighted average number of ordinary shares outstanding during the period using the two class method. Using the two class method, net income is allocated between ordinary shares and other participating securities (i.e. preferred shares) based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted net (loss)/income per share is calculated by dividing net (loss)/income attributable to ordinary shareholders, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share-based awards using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.
Segment Reporting	(ai) Segment reporting

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The Group adopted this ASU commencing April 1, 2024 and the adoption of the ASU does not have a material effect on its consolidated financial statements.

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s CODM in deciding how to allocate resources and assess performance. The Group’s CODM has been identified as the Chief Executive Officer. The Group’s CODM only reviews consolidated results. This resulted in only one operating and reportable segment in the Group.

The primary measure of segment profitability for the Group operating segment is considered to be net (loss)/income. Net (loss)/income is used by the CODM to monitor budget versus actual results as well as comparation with the Group’s competitors, which are used in assessing performance of the segment. Significant segment expenses reviewed by the CODM on a regular basis included within net (loss)/income include cost of sales, research and development expenses and sales and marketing expenses, general and administrative expenses, impairment of goodwill and long-lived assets which are separately presented on the Group’s Consolidated Statements of Operations and Comprehensive (Loss)/Income. Other segment items within net (loss)/income include interest income, interest expenses, gain from investments, net, share of results of equity method investees, other income, net, fair value changes of crypto assets, gain from deconsolidation of a subsidiary and income tax benefits/(expenses).

The Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, therefore, no geographical segments are presented.
Newly adopted accounting standard updates

(aj) Newly adopted accounting standard updates

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topics 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which improves the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the effective tax rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. For public business entities (PBEs), the ASU is effective for annual periods beginning after December 15, 2024. For all other entities (i.e. non-PBEs), the ASU is effective for annual periods beginning after December 15, 2025. Early adoption is permitted. As a PBE, the Company adopted ASU 2023-09 for its annual period beginning April 1, 2025, on a prospective basis. The adoption of this guidance resulted in enhanced disclosures in the Group's income tax footnote but did not have a material impact on the Group's consolidated financial statements.

Recent accounting pronouncements	(ak) Recent accounting pronouncements

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025- 01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after

December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is currently evaluating the impact of the adoption of this new guidance on the consolidated financial statements and related disclosures

In July, 2025, the FASB issued ASU 2025-05, Financial Instruments – Credit Losses, which amends ASC 326-20 to provide a practical expedient for all entities which elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses, and an accounting policy election for all entities, other than a public business entity, that elect the practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Group is currently evaluating the impact of the adoption of this new guidance on the consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU No.2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which provides further guidance on accounting treatment for government grants. The guidance is effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods either prospectively or retrospectively. Early adoption is permitted. The Group is in the process of evaluating the potential impact of the new standard on its consolidated financial statements and related disclosures.